RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 263	$ 211	$ 174
Lease expense	379	480	462
Revenues derived from a related party	37	74	101
C. Mer Industries Ltd. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	11	16	13
Revenues derived from a related party	33	29	0
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Ownership interest	21.20%
Lease expense	56	56	56
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	30	0	0
Mer & Co. (1982) Ltd. [Member]
Related Party Transaction [Line Items]
Revenues derived from a related party	4	45	101
Athena Ltd. [Member]
Related Party Transaction [Line Items]
Amount of related party transaction	$ 65